Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2018	December 31, 2019
	RMB	RMB
Current assets	307,164	478,453
Non-current assets	32,936	46,267

Total assets	340,100	524,720

Current liabilities	304,358	368,617
Non-current liabilities	16,378	1,054

Total liabilities	320,736	369,671

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB
Total operating revenue	246,968	498,228	984,910
Net (loss)/profit	(95,746)	29,973	22,806

Net cash (used in)/provided by operating activities	(83,524)	67,049	104,565
Net cash provided by/(used) in investing activities	57,760	(3,541)	(6,927)
Net cash provided by/(used) in financing activitie s	22,973	48,720	823

Net (decrease)/increase in cash and cash equivalents	(2,791)	112,228	98,461
Cash and cash equivalents at beginning of yea r	40,471	37,680	149,908

Cash and cash equivalents at end of year	37,680	149,908	248,369

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets represent domain name and purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets.
 The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	5~10 years	0%

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year ended December 31
	2017	%	2018	%	2019	%
	RMB		RMB		RMB
Customer B	—	—	99,425	20%	184,035	19%
Customer C	—	—	44,296	9%	142,443	14%
Customer H	—	—	—	—	124,946	13%
Customer A	18,820	7%	100,123	20%	94,182	9%

	18,820	7%	243,844	49%	545,606	55%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	At December 31
	2018	%	2019	%
	RMB		RMB
Customer I	—	—	42,444	24%
Customer A	9,300	9%	35,128	19%
Customer J	612	1%	33,380	19%
Customer B	11,970	11%	16,945	9%
Customer C	33,146	30%	8,419	5%

	55,028	51%	136,316	76%